Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 109,919	$ 117,382
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	78,108	89,610
Interest Rate Risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings	77,729	81,073
Interest Rate Risk | Secured loans
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	8,537
Interest Rate Risk | Other debt from XRM Acquisition (note 11)
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 379	$ 0